General (Detail)	Dec. 31, 2013 Country Facility
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of manufacturing facilities in which entity operates	56
Factories owned by companies in which entity has an equity investment	4
Number of countries in which entity operates	25